INVENTORIES (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVENTORIES
Consumable stores	R 828.7	R 481.7	R 277.5
Uranium finished goods and uranium-in-process	104.4	100.4	128.4
Ore stockpiles and in-process	1,955.9	51.8
Gold-on-hand		42.9
PGMs-on-hand	637.5
Total inventories	3,526.5	676.8	405.9
Cost of consumable stores consumed	R 8,789.4	5,243.2	R 3,995.7
Net realisable value write down		R 93.3